Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Software	$ 1,022,275	$ 979,391
Less: accumulated amortization	(907,833)	(836,021)
Intangible assets, net	$ 114,442	$ 143,370